Risk Report - Credit Risk Management - IFRS 9 Impaiment Forward-looking Information (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Year 1 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	[1],[2]	1,764.58
Commodity - WTI	[1],[2]	73.19
Credit [Abstract]
Credit - CDX Emerging Markets	[1],[2]	231.80
Credit - CDX High Yield	[1],[2]	353.42
Credit - CDX IG	[1],[2]	59.53
Credit High Yield Index	[1],[2]	3.95
Credit - ITX Europe 125		61.37	[1],[2]	52.81	[3],[4]
Equity [Abstract]
Equity - MSCI Asia	[1],[2]	1,543
Equity - Nikkei	[1],[2]	29,673
Equity - S&P 500	[1],[2]	4,777
GDP [Abstract]
GDP - Developing Asia	[1],[2]	3.78%
GDP - Emerging Markets	[1],[2]	3.72%
GDP - Eurozone		4.67%	[1],[2]	1.38%	[3],[4]
GDP - Germany		3.35%	[1],[2]	1.54%	[3],[4]
GDP - Italy		5.17%	[1],[2]	1.92%	[3],[4]
GDP - USA		4.46%	[1],[2]	2.80%	[3],[4]
Real Estate Prices - US CRE Index	[1],[2]	348.86
Unemployment [Abstract]
Unemployment - Eurozone		7.41%	[1],[2]	8.86%	[3],[4]
Unemployment - Germany		3.13%	[1],[2]	4.30%	[3],[4]
Unemployment - Italy		9.18%	[1],[2]	10.65%	[3],[4]
Unemployment - Japan	[1],[2]	2.73%
Unemployment - Spain		14.26%	[1],[2]	17.89%	[3],[4]
Unemployment - USA		4.05%	[1],[2]	6.40%	[3],[4]
FX - EUR/USD	[3],[4]			1.20
Rate - US Treasury 2y	[3],[4]			0.17%
Year 2 (4 quarter avg) [Member]
Commodity [Abstract]
Commodity - Gold	[1],[2]	1,696.51
Commodity - WTI	[1],[2]	68.21
Credit [Abstract]
Credit - CDX Emerging Markets	[1],[2]	268.64
Credit - CDX High Yield	[1],[2]	399.62
Credit - CDX IG	[1],[2]	63.98
Credit High Yield Index	[1],[2]	4.46
Credit - ITX Europe 125	[1],[2]	69.93
Equity [Abstract]
Equity - MSCI Asia	[1],[2]	1,514
Equity - Nikkei	[1],[2]	30,764
Equity - S&P 500	[1],[2]	5,033
GDP [Abstract]
GDP - Developing Asia	[1],[2]	6.26%
GDP - Emerging Markets	[1],[2]	5.38%
GDP - Eurozone		2.91%	[1],[2]	4.37%	[3],[4]
GDP - Germany		2.86%	[1],[2]	4.01%	[3],[4]
GDP - Italy		2.33%	[1],[2]	3.80%	[3],[4]
GDP - USA		2.79%	[1],[2]	3.35%	[3],[4]
Real Estate Prices - US CRE Index	[1],[2]	377.26
Unemployment [Abstract]
Unemployment - Eurozone		7.07%	[1],[2]	8.35%	[3],[4]
Unemployment - Germany		2.83%	[1],[2]	3.95%	[3],[4]
Unemployment - Italy		8.92%	[1],[2]	10.38%	[3],[4]
Unemployment - Japan	[1],[2]	2.53%
Unemployment - Spain		13.66%	[1],[2]	16.32%	[3],[4]
Unemployment - USA		3.68%	[1],[2]	5.19%	[3],[4]
Year 3 (4 quarter avg) [Member]
GDP [Abstract]
GDP - Eurozone	[3],[4]			2.32%
GDP - Germany	[3],[4]			2.08%
GDP - Italy	[3],[4]			1.93%
GDP - USA	[3],[4]			2.29%
Unemployment [Abstract]
Unemployment - Eurozone	[3],[4]			7.94%
Unemployment - Germany	[3],[4]			3.72%
Unemployment - Italy	[3],[4]			9.85%
Unemployment - Spain	[3],[4]			15.49%
Unemployment - USA	[3],[4]			4.46%

[1]	MEV as of 31 December 2021; MEV outside the calibrated range were adjusted either in the model or via a management overlay as discussed further below.
[2]	Year 1 equals fourth quarter of 2021 to third quarter of 2022, Year 2 equals fourth quarter of 2022 to third quarter of 2023.
[3]	Rates, FX and credit spreads as per December 7 release; GDP, unemployment forecasts updated per December 16.
[4]	Year 1 equals fourth quarter of 2020 to third quarter of 2021, Year 2 equals fourth quarter of 2021 to third quarter of 2022.